Unaudited Pro Forma Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 2,122	$ 2,785
Accounts receivable	4,117	2,415
Prepaid expenses	606	371
Deferred lease incentive	1,122	1,122
Total current assets	7,967	6,693
Gathering and transportation assets, net	83,962	87,478
Intangible assets, net	98,541	106,752
Equity investments	14,696	14,964
Deferred lease incentive, net	8,972	9,813
Right of use assets, net	3,938	5,899
Other non-current assets	50	75
Total assets	218,126	231,674
Current liabilities
Accounts payable and accrued liabilities	3,399	4,675
Other current liabilities	359	438
Short-term debt, net of debt issuance costs	0	19,793
Class C preferred units - related entities	442,157	411,800
Short-term lease liabilities	2,286	2,204
Total current liabilities	448,201	438,910
Other liabilities
Accrued shared services fees - related entities	2,677	3,839
Asset retirement obligation	5,461	5,121
Long-term debt, net of discount and debt issuance costs	17,049
Long-term lease liabilities	1,048	2,773
Stonepeak warrant - related entities	1,328	2,853
Other liabilities	303	287
Total other liabilities	27,866	14,873
Total liabilities	476,067	453,783
Commitments and contingencies
Partners’ deficit
Common units, 8,443,516 and 7,510,186 units issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	(257,941)	(222,109)
Total partners’ deficit	(257,941)	(222,109)
Total liabilities and partners’ deficit	218,126	231,674
Pro Forma Adjustments
Current assets
Cash and cash equivalents	1,897	967
Accounts receivable	0	0
Prepaid expenses	0	0
Deferred lease incentive	0	0
Total current assets	1,897	967
Gathering and transportation assets, net	0	0
Intangible assets, net	0	0
Equity investments	(14,696)	(14,964)
Deferred lease incentive, net	0	0
Right of use assets, net	0	0
Other non-current assets	0	0
Total assets	(12,799)	(13,997)
Current liabilities
Accounts payable and accrued liabilities	54	54
Other current liabilities	0	0
Short-term debt, net of debt issuance costs	0	(15,627)
Class C preferred units - related entities	0	0
Short-term lease liabilities	0	0
Total current liabilities	54	(15,573)
Other liabilities
Accrued shared services fees - related entities	(68)	(110)
Asset retirement obligation	0	0
Long-term debt, net of discount and debt issuance costs	(13,923)
Long-term lease liabilities	0	0
Stonepeak warrant - related entities	0	0
Other liabilities	0	0
Total other liabilities	(13,991)	(110)
Total liabilities	(13,937)	(15,683)
Commitments and contingencies
Partners’ deficit
Common units, 8,443,516 and 7,510,186 units issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	1,138	1,686
Total partners’ deficit	1,138	1,686
Total liabilities and partners’ deficit	(12,799)	(13,997)
Pro Forma
Current assets
Cash and cash equivalents	4,019	3,752
Accounts receivable	4,117	2,415
Prepaid expenses	606	371
Deferred lease incentive	1,122	1,122
Total current assets	9,864	7,660
Gathering and transportation assets, net	83,962	87,478
Intangible assets, net	98,541	106,752
Equity investments	0	0
Deferred lease incentive, net	8,972	9,813
Right of use assets, net	3,938	5,899
Other non-current assets	50	75
Total assets	205,327	217,677
Current liabilities
Accounts payable and accrued liabilities	3,453	4,729
Other current liabilities	359	438
Short-term debt, net of debt issuance costs	0	4,166
Class C preferred units - related entities	442,157	411,800
Short-term lease liabilities	2,286	2,204
Total current liabilities	448,255	423,337
Other liabilities
Accrued shared services fees - related entities	2,609	3,729
Asset retirement obligation	5,461	5,121
Long-term debt, net of discount and debt issuance costs	3,126
Long-term lease liabilities	1,048	2,773
Stonepeak warrant - related entities	1,328	2,853
Other liabilities	303	287
Total other liabilities	13,875	14,763
Total liabilities	462,130	438,100
Commitments and contingencies
Partners’ deficit
Common units, 8,443,516 and 7,510,186 units issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	(256,803)	(220,423)
Total partners’ deficit	(256,803)	(220,423)
Total liabilities and partners’ deficit	$ 205,327	$ 217,677